Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Long-term Debt, Gross	$ 1,173,907	$ 1,187,138
Less: Deferred finance costs, net	(13,318)	(14,638)
Add: bond premium	445	617
Less: current portion of credit facilities, net of deferred finance costs	(61,261)	(141,214)
Less: current portion of Sale and Leaseback Agreements, net of deferred finance costs	(38,695)	(31,739)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	1,061,078	1,000,164
Sale and Leaseback Agreements $71,500
Line of Credit Facility [Line Items]
Long-term Debt, Gross	58,094	62,563
Sale and Leaseback Agreements $103,155
Line of Credit Facility [Line Items]
Long-term Debt, Gross	93,189	97,723
Sale and Leaseback Agreements $15,000
Line of Credit Facility [Line Items]
Long-term Debt, Gross	13,281	14,219
Sale and Leaseback Agreements $47,220
Line of Credit Facility [Line Items]
Long-term Debt, Gross	43,133	45,858
Sale and Leaseback Agreements $90,811
Line of Credit Facility [Line Items]
Long-term Debt, Gross	85,158	90,811
Sale and Leaseback Agreements $72,053
Line of Credit Facility [Line Items]
Long-term Debt, Gross	72,053	0
Ship Mortgage Notes $670,000
Line of Credit Facility [Line Items]
Long-term Debt, Gross	658,000	658,000
Line of Credit [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	808,999	875,964
Eurobank Ergasias S.A. $52,000
Line of Credit Facility [Line Items]
Long-term Debt, Gross	0	28,758
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Line of Credit Facility [Line Items]
Long-term Debt, Gross	37,891	39,453
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Line of Credit Facility [Line Items]
Long-term Debt, Gross	19,065	39,173
BNP Paribas $44,000
Line of Credit Facility [Line Items]
Long-term Debt, Gross	26,000	28,000
HSH $24,000
Line of Credit Facility [Line Items]
Long-term Debt, Gross	17,135	18,280
HCOB $31,800
Line of Credit Facility [Line Items]
Long-term Debt, Gross	30,108	31,800
Deutsche Bank AG Filiale Deutschlandgeschaft
Line of Credit Facility [Line Items]
Long-term Debt, Gross	0	32,500
Eurobank Ergasias S.A. $20,800
Line of Credit Facility [Line Items]
Long-term Debt, Gross	$ 20,800	$ 0